AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Schedule Of Unrealized Loss On Investments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Fair Value, Less than 12 months	$ 11,322	$ 20,930
Available-for-sale securities, Unrealized losses, Less than 12 months	59	98
Available-for-sale securities, Fair Value, 12 months or longer	10,168	5,188
Available-for-sale securities, Unrealized losses, 12 months or longer	77	158
Available-for-sale securities, Fair Value Total	21,490	26,118
Available-for-sale securities, Unrealized losses, Total	136	256
Number of securities in a loss position	52	43
Government Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Fair Value, Less than 12 months		2,780
Available-for-sale securities, Unrealized losses, Less than 12 months		10
Available-for-sale securities, Fair Value, 12 months or longer	961
Available-for-sale securities, Unrealized losses, 12 months or longer	2
Available-for-sale securities, Fair Value Total	961	2,780
Available-for-sale securities, Unrealized losses, Total	2	10
Government Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Fair Value, Less than 12 months		2,255
Available-for-sale securities, Unrealized losses, Less than 12 months		6
Available-for-sale securities, Fair Value, 12 months or longer
Available-for-sale securities, Unrealized losses, 12 months or longer
Available-for-sale securities, Fair Value Total		2,255
Available-for-sale securities, Unrealized losses, Total		6
Corporate Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Fair Value, Less than 12 months	6,891	13,523
Available-for-sale securities, Unrealized losses, Less than 12 months	29	76
Available-for-sale securities, Fair Value, 12 months or longer	8,958	4,127
Available-for-sale securities, Unrealized losses, 12 months or longer	74	22
Available-for-sale securities, Fair Value Total	15,849	17,650
Available-for-sale securities, Unrealized losses, Total	103	98
ARS [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Fair Value, Less than 12 months
Available-for-sale securities, Unrealized losses, Less than 12 months
Available-for-sale securities, Fair Value, 12 months or longer		1,061
Available-for-sale securities, Unrealized losses, 12 months or longer		136
Available-for-sale securities, Fair Value Total		1,061
Available-for-sale securities, Unrealized losses, Total		136
Certificate of deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Fair Value, Less than 12 months	4,431	2,372
Available-for-sale securities, Unrealized losses, Less than 12 months	30	6
Available-for-sale securities, Fair Value, 12 months or longer	249
Available-for-sale securities, Unrealized losses, 12 months or longer	1
Available-for-sale securities, Fair Value Total	4,680	2,372
Available-for-sale securities, Unrealized losses, Total	$ 31	$ 6